Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of equity awards. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms of equity awards, except that the Compensation Committee may elect to defer granting an equity award if the Company is in possession of material non-public information on the anticipated grant date.

Award Timing Method
Annual equity awards are generally granted to our executive officers in late February of each fiscal year. The timing of grants is tied to the Company’s annual compensation cycle, with awards granted at the beginning of each fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives for the new fiscal year. In addition to the annual grants, equity awards may also be granted at other times of the year under certain limited circumstances, such as the hiring or promotion of an executive officer. Since 2018, the Company has not granted stock options to our executive officers.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of equity awards. The Compensation Committee does not take material nonpublic information into account when determining the timing or terms of equity awards, except that the Compensation Committee may elect to defer granting an equity award if the Company is in possession of material non-public information on the anticipated grant date.

MNPI Disclosure Timed for Compensation Value	false